GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R Shares of the Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Dynamic Commodity Strategy Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated June 9, 2015 to the

Prospectus dated April 30, 2015, as supplemented to date (the “Prospectus”)

Effective immediately, the Funds’ Prospectus is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Absolute Return Tracker Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C	Institutional		Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.10%		1.10%	1.10%		1.10%		1.10%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%
Other Expenses	0.24%		0.49%	0.09%		0.24%		0.24%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	0.24%		0.24%	0.09%		0.24%		0.24%
Acquired Fund Fees and Expenses[2]	0.16%		0.16%	0.16%		0.16%		0.16%
Total Annual Fund Operating Expenses[3]	1.75%		2.50%	1.35%		1.50%		2.00%
Fee Waivers and Expense Limitation[4]	(0.55)%		(0.55)%	(0.55)%		(0.54)%		(0.55)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation[3]	1.20%		1.95%	0.80%		0.96%		1.45%

[2]	“Acquired Fund Fees and Expenses” reflect the expenses (including the management fee) borne by the Fund as a shareholder of the ART Subsidiary (as defined below) and other investment companies in which the Fund invests.
[3]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
[4]

The Investment Adviser has agreed to: (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.70% as an annual percentage rate of the average daily net assets of the Fund; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; (iii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the ART Subsidiary at an annual rate of 0.42% of the ART Subsidiary’s average daily net assets; and (iv) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. The management fee waiver arrangement with respect to the ART Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the ART Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The “Goldman Sachs Absolute Return Tracker Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$666	$1,020	$1,398	$2,456
Class C Shares
– Assuming complete redemption at end of period	$298	$726	$1,281	$2,795
– Assuming no redemption	$198	$726	$1,281	$2,795
Institutional Shares	$82	$373	$687	$1,576
Class IR Shares	$98	$421	$767	$1,744
Class R Shares	$148	$574	$1,027	$2,283

The following table replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Commodity Strategy Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C	Institutional		Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.50%		0.50%	0.50%		0.50%		0.50%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%
Other Expenses	0.20%		0.46%	0.12%		0.21%		0.21%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	0.20%		0.21%	0.12%		0.21%		0.21%
Acquired Fund Fees and Expenses[2]	0.16%		0.16%	0.16%		0.16%		0.16%
Total Annual Fund Operating Expenses[3]	1.11%		1.87%	0.78%		0.87%		1.37%
Fee Waivers and Expense Limitation[4]	(0.13)%		(0.15)%	(0.15)%		(0.16)%		(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation[3,5]	0.98%		1.72%	0.63%		0.71%		1.22%

[2]	“Acquired Fund Fees and Expenses” reflect the expenses (including the management fee) borne by the Fund as a shareholder of the CSF Subsidiary (as defined below) and other investment companies in which the Fund invests.

[3]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
[4]	The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the CSF Subsidiary at an annual rate of 0.42% of the CSF Subsidiary’s average daily net assets, and (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.074% of the Fund’s average daily net assets. The management fee waiver arrangement with respect to the CSF Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the CSF Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[5]	The Fund’s “Total Annual Fund Operating Expenses After Fee Waivers and Expense Limitation” have been restated to reflect the fee waivers and expense limitation currently in effect.

The “Goldman Sachs Commodity Strategy Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$545	$775	$1,022	$1,730
Class C Shares
– Assuming complete redemption at end of period	$275	$573	$997	$2,178
– Assuming no redemption	$175	$573	$997	$2,178
Institutional Shares	$64	$234	$419	$952
Class IR Shares	$73	$262	$467	$1,058
Class R Shares	$124	$419	$736	$1,633

The “Goldman Sachs Dynamic Allocation Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waivers with respect to the effective net management fee rate and affiliated fund fees and the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$672	$977	$1,304	$2,227
Class C Shares
– Assuming complete redemption at end of period	$303	$681	$1,185	$2,570
– Assuming no redemption	$203	$681	$1,185	$2,570
Institutional Shares	$86	$325	$584	$1,322
Class IR Shares	$102	$373	$665	$1,495
Class R Shares	$155	$520	$909	$1,999

The following table replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Dynamic Commodity Strategy Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C	Institutional		Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%		0.80%	0.80%		0.80%		0.80%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%
Other Expenses[2]	1.19%		1.45%	1.10%		1.20%		1.20%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	1.19%		1.20%	1.10%		1.20%		1.20%
Acquired Fund Fees and Expenses[3]	0.22%		0.22%	0.22%		0.22%		0.22%
Total Annual Fund Operating Expenses[4]	2.46%		3.22%	2.12%		2.22%		2.72%
Fee Waiver and Expense Limitation[5]	(1.23)%		(1.20)%	(1.21)%		(1.21)%		(1.21)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	1.23%		2.02%	0.91%		1.01%		1.51%

[2]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Fund’s “Acquired Fund Fees and Expenses” reflect the expenses (including the management fee) borne by the Fund as a shareholder of the DCS Subsidiary (as defined below) and other investment companies in which the Fund invests.
[4]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
[5]

The Investment Adviser has agreed to (i) waive a portion of the management fee in an amount equal to the management fee paid to the Investment Adviser by the DCS Subsidiary at an annual rate of 0.42% of the DCS Subsidiary’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. The management fee waiver arrangement may not be discontinued by the Investment Adviser as long as its contract with the DCS Subsidiary is in place. The expense limitation arrangement will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The “Goldman Sachs Dynamic Commodity Strategy Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$570	$1,071	$1,597	$3,035
Class C Shares
– Assuming complete redemption at end of period	$305	$882	$1,582	$3,445
– Assuming no redemption	$205	$882	$1,582	$3,445
Institutional Shares	$93	$549	$1,031	$2,363
Class IR Shares	$103	$579	$1,081	$2,463
Class R Shares	$154	$730	$1,333	$2,964

This Supplement should be retained with your Prospectus for future reference.

SELSATOPEXPSTK 06-15